UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05631

Lee Financial Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

3113 Olu Street
Honolulu, HI  96816-1425
(Address of principal executive offices) (Zip code)

Nancy P. O’Hara
Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA  19103-6996
(Name and address of agent for service)

(808) 988-8088
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2016

Item 1.  Schedule of Investments.
The Registrant’s schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

COMMON STOCK – 83.73%
	Shares	Value
CONSUMER DISCRETIONARY – 8.12%
The Home Depot, Inc.	18,000	$2,298,420
Marriott International, Inc.	21,000	1,395,660
		3,694,080

CONSUMER STAPLES – 10.94%
CVS Health Corporation	24,600	2,355,204
Costco Wholesale Corporation	16,700	2,622,568
		4,977,772

ENERGY – 6.29%
Exxon Mobil Corporation	19,500	1,827,930
Phillips 66	13,000	1,031,420
		2,859,350

FINANCIALS – 4.69%
Welltower Inc.	28,000	2,132,760
		2,132,760

HEALTH CARE – 7.13%
Express Scripts Holding Company (a)	13,000	985,400
Laboratory Corporation of America Holdings (a)	7,000	911,890
Novo Nordisk A/S ADR	25,000	1,344,500
		3,241,790

INDUSTRIALS – 11.78%
AECOM (a)	18,000	571,860
Lockheed Martin Corporation	8,000	1,985,360
Raytheon Company	13,850	1,882,908
XPO Logistics, Inc. (a)	35,000	919,100
		5,359,228

See accompanying notes to schedule of investments.	1

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY – 16.60%
Akamai Technologies, Inc. (a)	22,500	$1,258,425
Alphabet Inc. (a)	3,120	2,195,014
Apple Inc.	16,000	1,529,600
Cisco Systems, Inc.	42,000	1,204,980
Visa Inc.	18,400	1,364,728
		7,552,747

MATERIALS – 10.43%
The Dow Chemical Company	20,000	994,200
Newmont Mining Corporation	10,000	391,200
Nucor Corporation	22,000	1,087,020
Randgold Resources Limited ADR	11,000	1,232,440
Sociedad Quimica y Minera de Chile SA ADR	42,000	1,038,240
		4,743,100

TELECOMMUNICATION SERVICES – 5.52%
Verizon Communications	45,000	2,512,800
		2,512,800

UTILITIES – 2.23%
American Water Works Company, Inc.	12,000	1,014,120
		1,014,120

Total Common Stocks (Cost $32,959,137)		$38,087,747

EXCHANGE TRADED FUNDS – 3.58%
Vanguard Intermediate-Term Bond Index Fund	18,500	$1,629,295
		1,629,295

Total Exchange Traded Funds (Cost $1,555,511)		$1,629,295

EXCHANGE TRADED NOTES – 1.00%
iPath® S&P 500 VIX Short-Term FuturesTM (a)	33,000	$455,400
		455,400

Total Exchange Traded Notes (Cost $699,926)		$455,400

See accompanying notes to schedule of investments.	2

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

STRUCTURED NOTES – 3.64%	Shares	Value
Credit Suisse Capped Buffered Return Equity Securities Linked to the Russell 2000® Index due 02/15/2017 (a) Return at maturity of 100% of the appreciation, if any, of the Russell 2000® Index up to cap of 15.20% and losses of 100% of the depreciation of the Russell 2000® Index in excess of 15%.	500,000	$477,650

Credit Suisse Capped Buffered Return Equity Securities Linked to the MSCI EAFE® Index due 05/11/2017 (a) Return at maturity of 100% of the appreciation, if any, of the MSCI EAFE® Index up to cap of 15.60% and losses of 100% of the depreciation of the MSCI EAFE® Index in excess of 12%.	400,000	396,520

Deutsche Bank Capped Buffered Notes Linked to the S&P 500® Index due 08/12/2016 (a) Return at maturity of 100% of the appreciation, if any, of the S&P 500® Index up to cap of 12.30% and losses of 100% of the depreciation of the S&P 500® Index in excess of 12%.	300,000	306,600

Deutsche Bank Uncapped Buffered Notes Linked to the EURO STOXX 50® Index due 09/08/2016 (a) Return at maturity of 100% of the appreciation, if any, of the EURO STOXX 50® Index and losses of 100% of the depreciation of the EURO STOXX 50® Index in excess of 10%.	500,000	474,700

Total Structured Notes (Cost $1,700,000)		$1,655,470

See accompanying notes to schedule of investments.	3

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
MONEY MARKET FUND – 12.84%
Federated Government Obligation Fund – Class I	5,839,813	$5,839,813
Money Market Fund (Cost $5,839,813)		$5,839,813

Total Investments (Cost $42,754,387) (b)	104.79%	47,667,725
Other Assets Less Liabilities	(4.79)%	(2,177,223)
Net Assets	100.00%	$45,490,502

(a)	Non-Income producing security.
(b)	Aggregate cost for federal income tax purposes is $42,754,387.

At June 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$5,271,943
Gross unrealized (depreciation)	(358,605)
Net unrealized appreciation	$4,913,338

See accompanying notes to schedule of investments.	4

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Lee Financial Tactical Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company.  Lee Financial Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently offering one Class of Shares:   Investor Shares.

(A)	SECURITY VALUATION

Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.  Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents.  Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the NASDAQ Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities.  If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices.  In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions).  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  Exchange-traded open-end investment companies, closed-end investment companies and notes are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets.  Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund’s net asset value (“NAV”) calculation.  However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation.  In addition, prices for certain foreign securities may be obtained from the Fund’s approved independent pricing agents.  Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors.  For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them.  Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Common Stocks, Exchange-Traded Funds and Exchange-Traded Notes, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

Structured Notes are categorized in Level 2 of the fair value hierarchy.

Investment in registered open-end investment management companies are categorized as Level 1 of the fair value hierarchy.

Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments, as of June 30, 2016.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$38,087,747	$-0-	$-0-	$38,087,747
Exchange-Traded Funds	$1,629,295	$-0-	$-0-	$1,629,295
Exchange-Traded Notes	$455,400	$-0-	$-0-	$455,400
Structured Notes	$-0-	$1,655,470	$-0-	$1,655,470
Money Market Fund	$5,839,813	$-0-	$-0-	$5,839,813
Total Investments	$46,012,255	$1,655,470	$-0-	$47,667,725

The Fund did not enter into any options transactions during quarterly period ended June 30, 2016.

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the June 30, 2016 quarterly period.

	Structured Notes at Value
Balance as of 09/30/2015		$-0-
Realized gain (loss)	$
Change in unrealized appreciation (depreciation)	$
Purchases (sales)		$800,000
Transfers in and/or (out) of Level 3		$(800,000)
Balance as of 06/30/2016		$-0-

(2)	SUBSEQUENT EVENTS DISCLOSURE

The Fund’s management has evaluated events and transactions that occurred subsequent to June 30, 2016 for potential recognition or disclosure.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Par Value		Value (Note 1 (A))
	HAWAII MUNICIPAL BONDS – 96.05%
	Hawaii County
	General Obligation Bonds – 1.92%
$1,755,000	5.000%, 07/15/21	$1,907,966
1,210,000	5.000%, 03/01/25	1,392,105
		3,300,071

	Hawaii State
	General Obligation Bonds – 9.14%
190,000	5.000%, 12/01/22	230,096
190,000	5.000%, 12/01/23	230,096
2,000,000	5.000%, 10/01/24	2,567,160
2,340,000	5.000%, 06/01/25	2,625,737
1,660,000	5.000%, 06/01/25	1,862,703
2,000,000	4.000%, 10/01/26	2,414,380
270,000	5.000%, 05/01/27	291,001
1,535,000	5.000%, 05/01/27	1,654,392
45,000	5.000%, 05/01/27	48,543
1,000,000	5.000%, 08/01/29	1,254,700
2,000,000	5.000%, 08/01/30	2,502,520
		15,681,328

	Airport Systems Revenue Bonds – 7.90%
1,000,000	5.000%, 07/01/24	1,148,860
665,000	5.250%, 07/01/26	776,308
8,780,000	5.250%, 07/01/27	10,238,358
1,200,000	5.250%, 07/01/28	1,394,208
		13,557,734

	Certificates of Participation–State Office Buildings – 3.17%
4,200,000	5.000%, 05/01/17	4,348,680
500,000	4.000%, 05/01/19	539,415
500,000	4.000%, 05/01/20	548,370
		5,436,465

	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 7.75%
5,000,000	4.650%, 03/01/37	5,087,700
7,200,000	6.500%, 07/01/39	8,224,704
		13,312,404

See accompanying notes to schedule of investments.	8

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

Par Value		Value (Note 1 (A))
	Hawaii Pacific Health – 5.13%
$775,000	4.625%, 07/01/21	$878,664
6,000,000	5.500%, 07/01/40	6,790,860
200,000	5.750%, 07/01/40	233,784
750,000	5.500%, 07/01/43	908,377
		8,811,685

	Hawaii Mid-Pacific Institute – 2.17%
2,085,000	5.000%, 01/01/26	2,088,941
1,635,000	4.625%, 01/01/36	1,635,278
		3,724,219

	Kahala Nui – 6.89%
300,000	3.350%, 11/15/19	302,241
300,000	3.600%, 11/15/20	302,367
250,000	3.800%, 11/15/21	252,015
500,000	5.000%, 11/15/21	554,365
1,065,000	4.625%, 11/15/27	1,073,435
1,200,000	5.000%, 11/15/27	1,357,224
3,200,000	5.125%, 11/15/32	3,536,224
4,055,000	5.250%, 11/15/37	4,448,943
		11,826,814

	Queen’s Health Systems – 4.33%
2,000,000	5.000%, 07/01/23	2,473,100
1,000,000	5.000%, 07/01/25	1,280,630
3,000,000	5.000%, 07/01/35	3,676,020
		7,429,750

	Department of Hawaiian Home Lands – 2.60%
1,000,000	5.875%, 04/01/34	1,115,680
3,000,000	6.000%, 04/01/39	3,339,930
		4,455,610

	Hawaiian Home Lands – COP Kapolei – 3.69%
210,000	3.750%, 11/01/16	211,739
950,000	4.125%, 11/01/23	958,968
5,100,000	5.000%, 11/01/31	5,163,342
		6,334,049

See accompanying notes to schedule of investments.	9

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

Par Value		Value (Note 1 (A))
	Department of Transportation Airports COP – 5.07%
$1,000,000	5.000%, 08/01/23	$1,211,520
1,420,000	5.250%,08/01/24	1,731,179
725,000	5.250%, 08/01/25	880,135
2,570,000	5.250%, 08/01/26	3,104,868
1,000,000	5.000%, 08/01/27	1,180,230
500,000	5.000%, 08/01/28	587,255
		8,695,187

	Harbor Capital Improvements Revenue Bonds – 2.14%
1,665,000	5.375%, 01/01/17	1,670,311
2,005,000	5.250%, 01/01/21	2,011,296
		3,681,607

	Hawaii Health Systems – 0.43%
730,000	4.700%, 02/15/19	731,533

	Highway Revenue – 2.26%
1,640,000	5.000%, 01/01/26	1,976,692
1,500,000	5.000%, 01/01/27	1,904,070
		3,880,762

	Housing Authority
	HFDC Rental Housing System Revenue Bonds – 3.80%
810,000	4.750%, 07/01/22	869,381
600,000	4.750%, 07/01/23	642,546
895,000	5.000%, 07/01/24	962,206
100,000	5.000%, 07/01/25	107,344
990,000	6.000%, 07/01/26	1,090,297
1,055,000	6.000%, 07/01/27	1,161,249
785,000	6.000%, 07/01/28	863,578
750,000	6.000%, 07/01/29	824,737
		6,521,338

	HFDC Multi-Family-Kuhio Park– 3.51%
2,430,000	4.750%, 10/01/27	2,695,040
3,000,000	4.950%, 04/01/29	3,339,030
		6,034,070

See accompanying notes to schedule of investments.	10

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

Par Value		Value (Note 1 (A))
	HFDC Multi-Family-Iwilei Apartments– 2.60%
$165,000	3.300%, 01/01/26	$175,796
4,000,000	3.750%, 01/01/31	4,295,960
		4,471,756

	HFDC Multi-Family-Kooloaula Apartments– 2.28%
210,000	3.125%, 09/01/22	217,407
3,435,000	4.000%, 09/01/33	3,702,140
		3,919,547

	University of Hawaii - Revenue Bonds – 5.86%
100,000	4.000%, 07/15/16	100,138
1,000,000	5.000%, 10/01/18	1,092,420
1,000,000	5.000%, 10/01/19	1,130,460
1,500,000	5.000%, 10/01/23	1,516,035
3,355,000	4.500%, 07/15/26	3,358,389
2,500,000	5.000%, 07/15/29	2,502,825
275,000	5.000%, 10/01/30	353,364
		10,053,631

	Honolulu City & County
	General Obligation Bonds – 2.24%
455,000	5.000%, 09/01/20	514,983
700,000	5.000%, 08/01/26	829,682
700,000	5.000%, 10/01/29	889,119
800,000	5.000%, 10/01/31	1,008,376
500,000	5.000%, 11/01/33	607,815
		3,849,975

	Multi-Family – Waipahu – 1.04%
1,785,000	6.900%, 06/20/35	1,793,175

	Water System Revenue Bonds
	Board of Water Supply – 3.22%
2,000,000	5.000%, 07/01/29	2,504,480
2,500,000	5.000%, 07/01/32	3,018,250
		5,522,730

	Wastewater System Revenue Bonds – 2.06%
1,750,000	5.000%, 07/01/26	2,244,480
1,000,000	5.000%, 07/01/26	1,285,450
		3,529,930

See accompanying notes to schedule of investments.	11

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

Par Value		Value (Note 1 (A))
	Kauai County
	General Obligation Bonds – 1.35%
$400,000	3.125%, 08/01/23	$440,748
770,000	5.000%, 08/01/24	913,489
880,000	3.625%, 08/01/25	965,985
		2,320,222
	Kukuiula Development – 2.06%
1,090,000	5.625%, 05/15/33	1,151,890
2,250,000	5.750%, 05/15/42	2,376,675
		3,528,565

	Maui County
	General Obligation Bonds – 1.44%
1,000,000	5.000%, 09/01/23	1,269,120
1,000,000	4.000%, 09/01/28	1,202,620
		2,471,740

	Total Hawaii Municipal Bonds (Cost $154,494,901)	$164,875,897

See accompanying notes to schedule of investments.	12

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

Par Value			Value (Note 1 (A))
	VIRGIN ISLANDS MUNICIPAL BONDS - 0.03%

	Virgin Islands
	Public Finance Authority, Series A - 0.03%
$45,000	7.300%, 10/01/18		$48,401

	Total Virgin Islands Municipal Bonds (Cost $44,831)		$48,401

	Total Investments (Cost $154,539,732) (a)	96.08%	$164,924,298
	Other Assets Less Liabilities	3.92%	6,723,958
	Net Assets	100.00%	$171,648,256

(a)	Aggregate cost for federal income tax purposes is $154,539,732.

At June 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$10,384,566
Gross unrealized (depreciation)	—
Net unrealized appreciation	$10,384,566

See accompanying notes to schedule of investments.	13

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company.  Lee Financial Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently offering one Class of Shares:  Investor Shares.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors.  Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.  Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors.  For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them.  Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of June 30, 2016.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-0-	$164,924,298	$-0-	$164,924,298

There were no transfers in to and out of Levels 1 and 2 during the current period presented.  There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

(2)	SUBSEQUENT EVENTS DISCLOSURE

The Fund’s management has evaluated events and transactions that occurred subsequent to June 30, 2016 for potential recognition or disclosure.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Date:	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Date:	August 19, 2016

By:	/s/ Nora B. Foley
Nora B. Foley, Treasurer

Date:	August 19, 2016